Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2019
Shareholders' Equity
Schedule of share option activity and related information for employees and directors

The following is a summary of the Company’s share option activity and related information for employees and directors for the years ended December 31, 2019, 2018 and 2017:

				Weighted
				average
		Weighted	Weighted	remaining
		average	average	contractual	Aggregate
	Number	exercise	grant date	term	intrinsic
	of shares	price	fair value	(in years)	value

Options outstanding as of January 1, 2017	79,372,198	$0.29			$—
Changes during the period:
Granted	50,700,000	$0.05	$0.03
Forfeited	(40,010,200)	$0.32	$0.19
Options outstanding at December 31, 2017	90,061,998	$0.15			$266,011
Changes during the period:
Granted	41,150,000	$0.02	$0.01
Forfeited	(37,115,000)	$0.07	$0.05
Options outstanding at December 31, 2018	94,096,998	$0.12		8.4	$—
Changes during the period:
Granted	7,800,000	$0.02	$0.01
Forfeited	(7,547,963)	$0.23	$0.14
Options outstanding at December 31, 2019	94,349,035	$0.10		7.6	$—
Exercisable options at December 31, 2019	58,992,785	$0.15		7.0	$—

Schedule of assumptions used for the options granted

Below are the assumptions used for the options granted during the years ended December 31, 2019, 2018 and 2017:

	December 31,
	2019	2018	2017
Expected dividend yield	0%	0%	0%
Expected volatility	75.40%	70.52%-82.23%	78.77%-82.03%
Risk-free interest	1.76%	2.49%-3.13%	1.21%-2.21%
Expected life	5.5 years	5.5-6.25 years	5.5-6.25 years

Schedule of share options granted separated into ranges of exercise price

The following is a summary of the Company’s share options granted separated into ranges of exercise price:

						Weighted
	Options	Weighted		Options	Remaining	average
	outstanding	average	Weighted	exercisable	contractual	exercise
Exercise	at	remaining	average	at	life for	price for
price	December	contractual	exercise	December	exercisable	exercisable
(range) ($)	31, 2019	life (years)	price ($)	31, 2019	options(years)	options ($)
0.02-0.05	59,300,000	8.54	0.02	24,975,000	8.29	0.03
0.12-0.19	18,334,629	6.30	0.15	17,303,379	6.29	0.16
0.32	16,714,406	5.72	0.32	16,714,406	5.72	0.32
	94,349,035			58,992,785